GOODWILL (Tables)	12 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

	June 30,
	2015	2016

Balance at beginning of year	$66,640	$59,918
Goodwill impairment charge	(1,855)	-
Translation adjustment	(4,867)	(71)

Balance at the end of year	$59,918	$59,847